Exhibit 99.1

CLI Funding VI LLC
Fixed Rate Asset Backed Notes, Series 2016-1 (formerly Fixed Rate Asset Backed Notes,
Series 2015-1)
Sample Containers Agreed-Upon Procedures

Report To:
Container Leasing International, LLC
Wells Fargo Securities, LLC
Deutsche Bank Securities Inc.

11 January 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Container Leasing International, LLC
123 Tice Boulevard
Woodcliff Lake, New Jersey 07677

Wells Fargo Securities, LLC
301 South College Street
Charlotte, North Carolina 28202

Deutsche Bank Securities Inc.
60 Wall Street, 3rd Floor
New York, New York 10005

Re:	CLI Funding VI LLC (the “Issuer”)
Fixed Rate Asset Backed Notes, Series 2016-1 (formerly Fixed Rate Asset Backed Notes, Series 2015-1
(the “Notes”)
Sample Containers Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of intermodal marine container leases (the “Leases”) and the corresponding leased containers (the “Containers”) relating to the CLI Funding VI LLC securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report dated 10 August 2015 (the “Initial Asset File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed relating to the comparison or recalculation of certain information relating to the Leases and the corresponding Containers that Container Leasing International, LLC (the “Manager”), on behalf of the Issuer, indicated are expected to secure the Notes.

The procedures performed subsequent to the procedures described in the Initial Asset File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Manager, on behalf of the Depositor, provided us with the information described in the Initial Asset File to Data File Comparison AUP Report and the additional information described below:
a.
An imaged copy of the lease addendum (the “Additional Lease Addendum”) relating to Sample Container (as defined in the Initial Asset File to Data File Comparison AUP Report) number 9, as shown on Exhibit 1 to Attachment A of the Initial Asset File to Data File Comparison AUP Report, which the Manager, on behalf of the Issuer, indicated contains updated information on the:

i.	Mistral tag number,
ii.	Customer name,
iii.	Contract number,
iv.	Contract begin date,
v.	Contract end date,
vi.	Remaining term,
vii.	Daily rental rate,
viii.	Lease type and
ix.	Purchase option amount
Sample Characteristics (as defined in the Initial Asset File to Data File Comparison AUP Report) for such Sample Container which supersedes the corresponding information shown in the Sources (as defined in the Initial Asset File to Data File Comparison AUP Report) corresponding to such Sample Container,
b.
A schedule (the “Mistral Tag Number Schedule,” together with the Additional Lease Addendum, the “Additional Sources”) corresponding to the mistral tag number Sample Characteristic relating to Sample Container numbers 7 and 8, as shown on Exhibit 1 to Attachment A of the Initial Asset File to Data File Comparison AUP Report, which the Manager, on behalf of the Issuer, indicated supersedes the corresponding information in the Sources corresponding to such Sample Containers and

c.	Instructions, assumptions and methodologies (which are described in Attachment A).

The procedures included in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuer is responsible for the Additional Sources, information provided to us as described in the Initial Asset File to Data File Comparison AUP Report and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in the Initial Asset File to Data File Comparison AUP Report or in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File (as defined in the Initial Asset File to Data File Comparison AUP Report).  We were not requested to perform and we have not performed any procedures to compare any information on any Sample Characteristic or any other information contained in the Additional Sources to any information on the Data File for any Sample Containers other than what is described in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Additional Sources or any other information provided to us by the Manager, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases or Containers, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Manager, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 January 2016

Attachment A

Procedures performed subsequent to the procedures described in the Initial Asset File to Data File Comparison AUP Report and our associated findings

1.
For Sample Containers number 7 and 8, we compared the mistral tag number Sample Characteristic, as shown on the Data File, to the corresponding information located on the Mistral Tag Number Schedule.  All such compared information was in agreement.

2.	For Sample Container number 9, we performed the following procedures:

a.	We compared the:
i.	Mistral tag number,
ii.	Customer name,
iii.	Contract number,
iv.	Contract begin date,
v.	Contract end date,
vi.	Remaining term,
vii.	Daily rental rate,
viii.	Lease type and
ix.	Purchase option amount
Sample Characteristics, as shown on the Data File, to the corresponding information located on the Additional Lease Addendum, subject to the instructions provided by the Manager, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A of the Initial Asset File to Data File Comparison AUP Report.  All such compared information was in agreement.

b.	We observed that the Additional Lease Addendum contained a signature in the customer signature section of the Additional Lease Addendum.